Accounts payable - Detailed Information about Accounts Payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncurrent
Trade payable and related parties	$ 752	$ 682	$ 1,869
Guarantee deposits	44	28	21
Payables with partners of JO	92		575
Total, noncurrent account payable	888	710	2,465
Current
Trade payable and related parties	193,159	136,930	145,942
Guarantee deposits	677	766	704
Payables with partners of JO	6,203	5,080	851
Miscellaneous	1,512	1,607	1,098
Total, current account payable	$ 201,551	$ 144,383	$ 148,595